Average Annual Total Returns - VIPFundsManagerFunds-ServiceService2ComboPRO - VIPFundsManagerFunds-ServiceService2ComboPRO - VIP FundsManager 40% Portfolio	Apr. 30, 2025
VIP FundsManager 40% Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	7.56%
Since Inception	7.69%	[1]
VIP FundsManager 40% Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	7.31%
Since Inception	7.48%	[2]
LB001
Average Annual Return:
Past 1 year	1.25%
Since Inception	1.90%
IXU90
Average Annual Return:
Past 1 year	7.78%
Since Inception	8.33%

[1]	A From April 13, 2023 .
[2]	B From April 13, 2023 .